EMPLOYEE BENEFITS (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Profit sharing defined contribution plan
Defined Contribution Plan [Line Items]
Contribution to the plan	$ 165,227	$ 134,849
401k plan
Defined Contribution Plan [Line Items]
Contribution to the plan	$ 144,807	$ 117,366
401k plan | Maximum
Defined Contribution Plan [Line Items]
Deferred compensation by the participants (as a percent)	50.00%
Matching contribution (as a percent)	3.00%	3.00%